FINANCIAL OBLIGATIONS - Borrowings from development entities - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount of borrowings from development entities	$ 3,104,889	$ 3,724,954
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Amount of borrowings from development entities	3,214,706	3,972,161
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Amount of borrowings from development entities	$ 12,563	$ 57,647